Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Securities available for sale	$ 8,701	$ 8,174
Equity securities	5,000
Loans held for sale	283,165	135,711
Financial liabilities
FHLB advances and other borrowings	(214,426)	(29,017)
Advances by borrowers for taxes and insurance	(1,029)	(929)
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	221,594	45,879
Interest-bearing deposits in other financial institutions	100	100
Accrued interest receivable	1	25
Financial liabilities
Deposits	(554,650)	(382,173)
Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Securities available for sale	8,701	8,174
Loans held for sale	283,165	135,711
Accrued interest receivable	36	40
Yield maintenance provisions (embedded derivatives)	1,944	12
Interest rate lock commitments	18,101	3,104
Financial liabilities
Deposits	(565,089)	(367,375)
FHLB advances and other borrowings	(215,531)	(29,669)
Subordinated debentures	(16,325)	(15,940)
Accrued interest payable	(498)	(208)
Interest-rate swaps	(1,944)	(12)
TBA mortgage-backed securities	(2,690)	(350)
Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Equity securities	5,000
Loans and leases, net	905,030	664,152
Accrued interest receivable	4,547	2,684
Financial liabilities
Advances by borrowers for taxes and insurance	(1,029)	(929)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	221,594	45,879
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,701	8,174
Equity securities	5,000
Loans held for sale	283,165	135,711
Loans and leases, net	895,344	663,303
FHLB and FRB stock	5,847
FHLB stock		4,008
Accrued interest receivable	4,584	2,749
Yield maintenance provisions (embedded derivatives)	1,944	12
Interest rate lock commitments	18,101	3,104
Financial liabilities
Deposits	(1,113,070)	(746,323)
FHLB advances and other borrowings	(214,426)	(29,017)
Advances by borrowers for taxes and insurance	(1,029)	(929)
Subordinated debentures	(14,844)	(14,806)
Accrued interest payable	(498)	(208)
Interest-rate swaps	(1,944)	(12)
TBA mortgage-backed securities	(2,690)	(350)
Fair Value [Member]
Financial assets
Cash and cash equivalents	221,594	45,879
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,701	8,174
Equity securities	5,000
Loans held for sale	283,165	135,711
Loans and leases, net	905,030	664,152
Accrued interest receivable	4,584	2,749
Yield maintenance provisions (embedded derivatives)	1,944	12
Interest rate lock commitments	18,101	3,104
Financial liabilities
Deposits	(1,119,739)	(749,548)
FHLB advances and other borrowings	(215,531)	(29,669)
Advances by borrowers for taxes and insurance	(1,029)	(929)
Subordinated debentures	(16,325)	(15,940)
Accrued interest payable	(498)	(208)
Interest-rate swaps	(1,944)	(12)
TBA mortgage-backed securities	$ (2,690)	$ (350)